DISCONTINUED OPERATIONS - Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
ASSETS
Total assets of discontinued operations	$ 0	$ 163,545
LIABILITIES
Deferred costs		9,683
Total liabilities of discontinued operations	$ 0	138,530
Newark Joint Venture | Disposal Group, Disposed of by Sale, Not Discontinued Operations
ASSETS
Real estate properties, net		141,441
Restricted cash		13,277
Deposits and escrows		93
Other assets		8,734
Total assets of discontinued operations		163,545
LIABILITIES
Mortgage payable, net of deferred costs of $9,683		100,692
Accounts payable and accrued liabilities		6,848
Deferred income		30,990
Total liabilities of discontinued operations		$ 138,530